STOCKHOLDER'S EQUITY (JGWPT Holdings Inc.)	9 Months Ended
Sep. 30, 2013
STOCKHOLDER'S EQUITY
STOCKHOLDER'S EQUITY	3. STOCKHOLDER’S EQUITY The Corporation is authorized to issue 1,000 shares of Common Stock, par value $0.00001 per share, none of which have been issued or are outstanding.